Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Abstract]
Payroll and payroll tax payable	$ 8,291	$ 4,659	$ 2,873
Federal income tax payable	228,376	204,762
State income tax payable	116,886	105,976
Credit card payable	10,130	10,726	1,112
Accrued professional fees	440,941	502,942
Customer deposits	33,600
Tenant-contributed emergency reserve	1,000	1,000
Total other current liabilities	$ 839,224	$ 830,065	$ 9,490